INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS OR INCOME BEFORE INCOME TAXES FROM CONTINUING OPERATIONS

For the year ended December 31, 2022 and 2023, loss or income before income taxes from continuing operations consists of:

	For the year ended December 31,
	2023	2022
	US$	US$
Cayman Islands: Mercurity Fintech Holding Inc. (“MFH”)	(6,120,978)	(7,992,466)
US: Mercurity Fintech Technology Holding Inc. (“MFH Tech”)	(2,662,392)	8,776
US: Chaince Securities Inc. (“Chaince”)	(45,346)	—
Hong Kong: Ucon Capital (HK) Limited (“Ucon”)	(496,006)	(1,317,169)
PRC: Lianji Future Technology Ltd. (“Lianji Future”)	(121,212)	(177,053)

SCHEDULE OF CURRENT AND DEFERRED COMPONENTS OF THE INCOME TAX EXPENSE

The current and deferred components of the income tax expense from continuing operations in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31,
	2023	2022
	US$	US$
Current tax benefit (expense)	(587)	(2,294)
Deferred tax benefit (expense)	91,363	251,005
Income tax benefit (expense)	90,776	248,711

SCHEDULE OF RECONCILIATION OF THE DIFFERENCE BETWEEN TAX COMPUTED BY THE STATUTORY INCOME TAX RATE TO INCOME TAX BENEFIT FROM CONTINUING OPERATIONS

	For the year ended December 31, 2023
	US$	US$	US$	US$	US$
	US (MFH Tech)	US (Chaince)	Hong Kong	PRC	Consolidated
Income/(Loss) before income taxes	(2,662,392)	(45,346)	(496,006)	(121,212)	(2,837,327)
Income tax computed at applicable tax rates	(559,102)	(9,522)	(81,841)	(30,303)	(680,768)
Current losses unrecognized deferred income tax	559,102	—	—	30,303	589,405
Prior income tax expense recognized in current period	587	—	—	—	587
Income tax expenses/(benefits)	587	(9,522)	(81,841)	—	(90,776)

	For the year ended December 31, 2022
	US$	US$	US$	US$
	US	Hong Kong	PRC	Consolidated
Income/(Loss) before income taxes	8,776	(1,317,169)	(177,053)	(1,485,445)
Income tax computed at applicable tax rates	1,843	(217,333)	(44,263)	(259,753)
Effect of different tax rates in different jurisdictions	451	—	—	451
Non-deductible expenses	—	—	785	785
Current losses unrecognized deferred income tax	—	—	43,478	43,478
Prior losses recognized deferred income tax in current period	—	(33,672)	—	(33,672)
Income tax expenses/(benefits)	2,294	(251,005)	—	(248,711)

SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS AND LIABILITIES

The significant components of the Company’s deferred tax assets were as follows:

	December 31,	December 31,
	2023	2022
	US$	US$
Deferred tax assets
Net operating loss carry forwards	103,548	90,567
Impairment of intangible assets	238,821	160,438
Valuation allowance	—	—
Total deferred tax assets	342,369	251,005